UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02281
THE HARTFORD INCOME SHARES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: July 31
Date of reporting period: October 31, 2007
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 9.2%
	Finance – 4.6%
	Bayview Commercial Asset Trust
$4,882	7.00%, 07/25/2037 ⌂ ►	$632
8,050	7.18%, 01/25/2037 ⌂ ►	724
	Bayview Financial Acquisition Trust
500	6.97%, 05/28/2037 ⌂ Δ	300
	CBA Commercial Small Balance Commercial Mortgage
4,976	7.25%, 07/25/2039 ⌂ ►	478
4,596	9.75%, 01/25/2039 ⌂ ►	460
	Credit-Based Asset Servicing and Securitization LLC
94	5.14%, 05/25/2036 ⌂ Δ	90
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037 ⌂	600
	Renaissance Home Equity Loan Trust
2,500	7.50%, 04/25/2037 – 06/25/2037 ⌂	1,390

		4,674

	Transportation – 4.6%
	Continental Airlines, Inc.
1,015	6.80%, 08/02/2018	975
1,418	7.71%, 04/02/2021	1,478
2,113	8.05%, 11/01/2020	2,240

		4,693

	Total asset & commercial mortgage backed securities (Cost $10,566)	$9,367

CORPORATE BONDS: INVESTMENT GRADE – 63.0%
	Basic Materials – 3.6%
	Newmont Mining Corp.
$500	8.63%, 05/15/2011	$552
	Union Carbide Corp.
2,000	7.75%, 10/01/2096	2,013
	Westvaco Corp.
1,000	8.20%, 01/15/2030	1,080

		3,645

	Capital Goods – 2.5%
	Northrop Grumman Space & Mission Systems Corp.
1,000	7.75%, 06/01/2029	1,194
	Tyco International Group S.A.
1,250	7.00%, 06/15/2028	1,358

		2,552

	Consumer Cyclical – 1.7%
	Delhaize America, Inc.
500	9.00%, 04/15/2031	605
	Federated Department Stores, Inc.
1,000	8.50%, 06/01/2010	1,067

		1,672

	Energy – 4.4%
	Anadarko Petroleum Corp.
235	6.45%, 09/15/2036	238
	Burlington Resources, Inc.
850	9.13%, 10/01/2021	1,127
	ConocoPhillips Holding Co.
1,000	6.95%, 04/15/2029	1,139
	Halliburton Co.
750	5.63%, 12/01/2008	753
	Valero Energy Corp.
1,000	8.75%, 06/15/2030	1,257

		4,514

	Finance – 19.4%
	AMBAC Financial Group, Inc.
86	6.15%, 02/15/2037	66
	American Express Credit Corp.
466	6.80%, 09/01/2066	478
	Ameriprise Financial, Inc.
885	7.52%, 06/01/2066	904
	Capital One Capital III
494	7.69%, 08/15/2036	479
	CIT Group, Inc.
250	5.64%, 08/17/2009 Δ	240
2,000	6.10%, 03/15/2067 Δ	1,636
	CNA Financial Corp.
1,000	7.25%, 11/15/2023	1,045
	Comerica Capital Trust II
937	6.58%, 02/20/2037 Δ	845
	Countrywide Financial Corp.
10	4.50%, 06/15/2010	9
16	5.80%, 06/07/2012	14
	Countrywide Home Loans, Inc.
17	4.00%, 03/22/2011	14
516	4.13%, 09/15/2009	451
29	6.25%, 04/15/2009	27
	ERAC USA Finance Co.
1,000	8.00%, 01/15/2011 ■	1,074
	Farmers Exchange Capital
3,000	7.20%, 07/15/2048 ■	2,992
	Financial Security Assurance Holdings
333	6.40%, 12/15/2066 ■ Δ	300
	HSBC Finance Corp.
500	7.00%, 05/15/2012	529
	ILFC E-Capital Trust II
2,585	6.25%, 12/21/2065 ■ Δ	2,537
	JP Morgan Chase Capital XX
2,535	6.55%, 09/29/2036	2,377
	Liberty Mutual Group, Inc.
250	7.00%, 03/15/2034 ■	242
	Mony Group, Inc.
1,000	8.35%, 03/15/2010	1,076
	State Street Capital Trust IV
360	6.69%, 06/15/2037 Δ	325
	Travelers Property Casualty Corp.
1,000	7.75%, 04/15/2026	1,180
	Washington Mutual Preferred Funding
1,000	6.53%, 12/29/2049 ■	758
	Western Financial Bank
115	9.63%, 05/15/2012	123

		19,721

	Services – 12.5%
	Belo Corp.
1,500	7.25%, 09/15/2027	1,365
	Clear Channel Communications, Inc.
750	7.65%, 09/15/2010	761
	COX Communications, Inc.
1,500	6.80%, 08/01/2028	1,522

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Services (continued)
	Electronic Data Systems Corp.
$750	7.45%, 10/15/2029	$769
	FedEx Corp.
1,000	7.84%, 01/30/2018	1,158
	Hearst-Argyle Television, Inc.
1,000	7.00%, 01/15/2018	1,009
	News America Holdings, Inc.
1,500	8.88%, 04/26/2023	1,827
	Time Warner Entertainment Co., L.P.
2,550	8.38%, 07/15/2033	3,056
	Time Warner, Inc.
700	6.63%, 05/15/2029	701
	Waste Management, Inc.
500	7.13%, 12/15/2017	532

		12,700

	Technology – 12.1%
	AT&T Corp.
1,750	8.00%, 11/15/2031	2,172
	Cingular Wireless Services, Inc.
1,500	8.75%, 03/01/2031	1,940
	Comcast Cable Communications, Inc.
1,000	8.50%, 05/01/2027	1,228
	Embarq Corp.
2,000	8.00%, 06/01/2036	2,146
	Raytheon Co.
1,000	7.20%, 08/15/2027	1,141
	Sprint Capital Corp.
1,500	6.88%, 11/15/2028	1,437
	Tele-Communications, Inc.
1,500	9.80%, 02/01/2012	1,737
	Telus Corp.
400	8.00%, 06/01/2011	434

		12,235

	Transportation – 4.9%
	American Airlines, Inc.
2,500	7.86%, 10/01/2011	2,641
	Continental Airlines, Inc.
1,000	7.92%, 05/01/2010	1,030
	Norfolk Southern Corp.
1,000	8.63%, 05/15/2010	1,082
	Royal Caribbean Cruises Ltd.
250	7.00%, 06/15/2013	251

		5,004

	Utilities – 1.9%
	CMS Panhandle Holding Co.
1,000	7.00%, 07/15/2029	1,027
	FirstEnergy Corp.
750	6.45%, 11/15/2011	774
	Kinder Morgan Energy Partners L.P.
140	6.50%, 02/01/2037	139

		1,940

	Total corporate bonds: investment grade (Cost $57,502)	$63,983

CORPORATE BONDS: NON-INVESTMENT GRADE – 24.2%
	Basic Materials – 2.3%
	Equistar Chemicals L.P.
$429	10.13%, 09/01/2008	$443
	Hercules, Inc.
500	11.13%, 11/15/2007	501
	Olin Corp.
234	6.75%, 06/15/2016	230
66	9.13%, 12/15/2011	73
	Phelps Dodge Corp.
685	8.75%, 06/01/2011	757
250	9.50%, 06/01/2031	327

		2,331

	Capital Goods – 0.2%
	Briggs & Stratton Corp.
170	8.88%, 03/15/2011	181

	Consumer Cyclical – 2.2%
	Dillard’s, Inc.
120	6.63%, 01/15/2018	109
85	7.13%, 08/01/2018	78
	Ford Capital B.V.
2,000	9.50%, 06/01/2010	2,015

		2,202

	Finance – 7.0%
	Ford Motor Credit Co.
150	9.69%, 04/15/2012 Δ	151
1,000	9.75%, 09/15/2010	996
	General Motors Acceptance Corp.
2,650	8.00%, 11/01/2031	2,449
	Hub International Holdings, Inc.
275	10.25%, 06/15/2015 ■	254
	Qwest Capital Funding, Inc.
750	6.50%, 11/15/2018	666
	Realogy Corp.
1,000	10.50%, 04/15/2014 ■	831
	Residential Capital Corp.
1,100	6.22%, 06/09/2008 Δ	985
1,000	7.38%, 06/30/2010	738

		7,070

	Health Care – 0.7%
	Rite Aid Corp.
750	9.50%, 06/15/2017 ■	694

	Services – 2.7%
	Liberty Media Corp.
1,000	8.50%, 07/15/2029	997
	Mandalay Resort Group
250	7.63%, 07/15/2013	248
	MGM Mirage, Inc.
1,000	8.50%, 09/15/2010	1,046
	TL Acquisitions, Inc.
500	10.50%, 01/15/2015 ■	498

		2,789

	Technology – 6.1%
	CCH I Holdings LLC
3,250	10.00%, 05/15/2014	2,649
	Citizens Communications Co.
500	9.00%, 08/15/2031	514
	Intelsat Bermuda Ltd.
1,000	11.25%, 06/15/2016	1,075
	Lucent Technologies, Inc.
1,500	6.45%, 03/15/2029	1,252

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Technology (continued)
	Nortel Networks Corp.
$650	6.88%, 09/01/2023	$520
	PanAmSat Corp.
100	6.88%, 01/15/2028	85
	Qwest Corp.
100	6.88%, 09/15/2033	94

		6,189

	Transportation – 0.5%
	Delta Air Lines, Inc.
625	10.50%, 04/30/2016 • ⌂	562

	Utilities – 2.5%
	El Paso Corp.
1,000	8.05%, 10/15/2030	1,026
	Kinder Morgan, Inc.
500	7.25%, 03/01/2028	472
	TECO Energy, Inc.
1,000	7.20%, 05/01/2011	1,043

		2,541

	Total corporate bonds: non-investment grade (Cost $24,303)	$24,559

U.S. GOVERNMENT AGENCIES – 0.6%
	Federal Home Loan Mortgage Corporation – 0.1%
	Mortgage Backed Securities:
$10	9.00%, 2022	$11
18	10.50%, 2017	20
3	11.25%, 2010	3
7	11.50%, 2015	7
9	11.75%, 2010	10

		51

	Federal National Mortgage Association – 0.2%
	Mortgage Backed Securities:
62	8.00%, 2024 – 2025	66
18	10.50%, 2017 – 2020	20
33	11.00%, 2011 – 2018	37
11	12.00%, 2014	12
13	12.50%, 2015	14

		149

	Government National Mortgage Association – 0.1%
	Mortgage Backed Securities:
56	9.00%, 2021	61
68	9.50%, 2020	74

		135

	Other Government Agencies – 0.2%
	Small Business Administration Participation Certificates:
217	5.54%, 2026	221

	Total U.S. government agencies (Cost $533)	$556

U.S. GOVERNMENT SECURITIES – 0.9%
	U.S. Treasury Securities – 0.9%
	U.S. Treasury Notes:
$937	4.63%, 2012 – 2017	$955

	Total U.S. government securities (Cost $939)	$955

		Market
Shares		Value +
COMMON STOCK – 0.1%
	Consumer Cyclical – 0.0%
1	Hosiery Corp. of America, Inc. Class A † • ⌂	$—

	Technology – 0.1%
—	AboveNet, Inc. •	15
2	Global Crossing Ltd. •	32
—	XO Holdings, Inc. • ⌂	—

		47

	Total common stock (Cost $60)	$47

WARRANTS – 0.0%
	Technology – 0.0%
—	AboveNet, Inc. • ⌂	$10
—	XO Holdings, Inc. • ⌂	—

	Total warrants (Cost $0)	$10

	Total long-term investments (Cost $93,903)	$99,477

Principal
Amount
SHORT-TERM INVESTMENTS – 0.4%
	U.S. Treasury Bills – 0.4%
$400	3.54%, 12/13/2007 ○ □		$398

	Total short-term investments (Cost $398)		$398

	Total investments (Cost $94,301) ▲	98.4%	$99,875
	Other assets and liabilities	1.6%	1,675

	Total net assets	100.0%	$101,550

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.51% of total net assets at October 31, 2007.

▲	At October 31, 2007, the cost of securities for federal income tax purposes was $94,360 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,475
Unrealized Depreciation	(2,960)

Net Unrealized Appreciation	$5,515

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at October 31, 2007 rounds to zero.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2007, was $10,180, which represents 10.02% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at October 31, 2007.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2007 (Unaudited)
(000’s Omitted)
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2007	—	AboveNet, Inc. - Warrants	$—
05/2007	4,882	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	699
12/2006	8,050	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	873
04/2007	500	Bayview Financial Acquisition Trust, 6.97%, 05/28/2037	500
05/2007	4,976	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	458
11/2006	4,596	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	446
07/2007	94	Credit-Based Asset Servicing and Securitization LLC, 5.14%, 05/25/2036 - 144A	92
10/1996	625	Delta Air Lines, Inc., 10.50%, 04/30/2016	678
10/1994	1	Hosiery Corp. of America, Inc. Class A - 144A	8
03/2007	1,000	Option One Mortgage Loan Trust, 6.99%, 03/25/2037	868
05/2007	2,500	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 – 06/25/2037	2,072
05/2006	—	XO Holdings, Inc.	—
05/2006	—	XO Holdings, Inc. - Warrants	—

The aggregate value of these securities at October 31, 2007 was $5,246 which represents 5.17% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at October 31, 2007.

Futures Contracts Outstanding at October 31, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Bond	121	Short	Dec, 2007	$(125)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2007 (Unaudited)
(000’s Omitted)

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HARTFORD INCOME SHARES FUND, INC.

Date: December 18, 2007	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 18, 2007	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: December 18, 2007	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer